Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.43114%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$682,403.33

Principal:
Principal Collections	$10,788,217.09
Prepayments in Full	$5,277,671.09
Liquidation Proceeds	$81,942.55
Recoveries	$53,846.87
Sub Total	$16,201,677.60
Collections	$16,884,080.93

Purchase Amounts:
Purchase Amounts Related to Principal	$87,291.22
Purchase Amounts Related to Interest	$399.70
Sub Total	$87,690.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,971,771.85

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,971,771.85
Servicing Fee	$237,656.04	$237,656.04	$0.00	$0.00	$16,734,115.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,734,115.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,734,115.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,734,115.81
Interest - Class A-3 Notes	$156,663.89	$156,663.89	$0.00	$0.00	$16,577,451.92
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$16,381,414.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,381,414.59
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$16,318,254.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,318,254.59
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$16,272,975.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,272,975.59
Regular Principal Payment	$14,835,321.87	$14,835,321.87	$0.00	$0.00	$1,437,653.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,437,653.72
Residual Released to Depositor	$0.00	$1,437,653.72	$0.00	$0.00	$0.00
Total		$16,971,771.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,835,321.87
Total					$14,835,321.87

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,835,321.87	$42.87	$156,663.89	$0.45	$14,991,985.76	$43.32
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$14,835,321.87	$14.09	$461,140.22	$0.44	$15,296,462.09	$14.53

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$84,303,436.25	0.2436093	$69,468,114.38	0.2007401
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$241,963,436.25	0.2298416	$227,128,114.38	0.2157495

Pool Information
Weighted Average APR	2.971%	2.973%
Weighted Average Remaining Term	30.24	29.43
Number of Receivables Outstanding	18,852	18,315
Pool Balance	$285,187,250.52	$268,793,961.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$264,664,744.80	$249,583,523.59
Pool Factor	0.2497116	0.2353575

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$19,210,437.79
Targeted Overcollateralization Amount	$41,665,847.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,665,847.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$158,167.19
(Recoveries)		58	$53,846.87
Net Loss for Current Collection Period			$104,320.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4390%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0692%
Second Prior Collection Period			0.5074%
Prior Collection Period			-0.1009%
Current Collection Period			0.4519%
Four Month Average (Current and Prior Three Collection Periods)			0.1973%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,821	$7,758,346.01
(Cumulative Recoveries)			$2,155,444.50
Cumulative Net Loss for All Collection Periods			$5,602,901.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4906%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,260.49
Average Net Loss for Receivables that have experienced a Realized Loss			$3,076.83

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.38%	176	$3,720,981.25
61-90 Days Delinquent	0.13%	16	$350,251.27
91-120 Days Delinquent	0.04%	5	$110,026.64
Over 120 Days Delinquent	0.12%	15	$313,505.29
Total Delinquent Receivables	1.67%	212	$4,494,764.45

Repossession Inventory:
Repossessed in the Current Collection Period		7	$174,128.79
Total Repossessed Inventory		11	$291,625.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2480%
Prior Collection Period			0.2705%
Current Collection Period			0.1966%
Three Month Average			0.2384%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2879%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	33

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$1,044,076.07
2 Months Extended	62	$1,212,586.59
3+ Months Extended	6	$91,042.87

Total Receivables Extended	123	$2,347,705.53

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer